Post-employment Benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 1,478,157	R$ 1,158,709	R$ 1,484,243
Current provisions for employee benefits	118,854	95,383
Non-current provisions for employee benefits	1,359,303	1,063,326
Pension Plans
Disclosure of defined benefit plans [line items]
Post-employment benefits	6,192	340
Healthcare Plans [Member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 1,471,965	R$ 1,158,369